Earnings Per Share	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The following is a summary of the elements used in calculating basic and diluted earnings per common share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Net income attributable to common NGHC stockholders - basic	$30,334	$13,054	$56,726	$19,464
Effect of potentially dilutive securities:
Convertible preferred stock dividends	—	896	—	2,158
Net income attributable to common NGHC stockholders - diluted	$30,334	$13,950	$56,726	$21,622

Weighted average number of common shares outstanding – basic	93,344,400	54,935,182	89,526,029	50,270,789
Potentially dilutive securities:
Share options	1,440,907	747,486	1,355,583	735,411
Restricted stock units	34,000	—	16,906	—
Convertible preferred stock	—	8,917,565	—	10,597,166
Weighted average number of common shares outstanding – diluted	94,819,307	64,600,233	90,898,518	61,603,366
Basic earnings per share attributable to NGHC common stockholders	$0.32	$0.24	$0.63	$0.39
Diluted earnings per share attributable to NGHC common stockholders	$0.32	$0.22	$0.62	$0.35

As of June 30, 2014 and 2013, 2,913,532 and 3,809,676 share options, respectively, were excluded from diluted earnings per common share as they were anti-dilutive.